Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
Schedule of other current receivables

As at December 31:	2022	2021
Royalty receivables	$5,760	$5,837
Interest receivables	634	364
Contract assets under contracts with customers	—	575
Loans and current accounts* (net of allowance of $nil as of both December 31, 2022 and 2021)	27,993	47,745
Indemnification asset*	6,756	6,756
Other	2,359	3,169
	$43,502	$64,446

*   The Group had various amounts owing from an affiliate controlled by the Chairman of the Company (see Note 25).

Schedule of movement of contract assets under contracts with customers

	2022	2021
Balance, beginning of the year	$575	$106
Reclassification to revenues	—	(106)
A change in the time frame for a right to consideration to become unconditional	(575)	575
Balance, end of the year	$—	$575